Summary of Remaining Contractual Maturity (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Assets
Cash and due from banks	$ 6,721	$ 8,556	$ 5,931
Interest-bearing deposits with banks	98,348	137,294
Trading loans, securities, and other	152,090	143,726
Non-trading financial assets at fair value through profit or loss	7,340	10,946
Derivatives	87,382	103,873
Financial assets designated at fair value through profit or loss	5,818	5,039
Financial assets at fair value through other comprehensive income	69,865	69,675
Debt securities at amortized cost, net of allowance for credit losses	308,016	342,774
Securities purchased under reverse repurchase agreements	204,333	160,167
Loans
Residential mortgages	320,341	293,924
Consumer installment and other personal	217,554	206,152
Credit card	38,660	36,010
Business and government	326,528	301,389
Total loans	903,083	837,475
Allowance for loan losses	(7,136)	(6,432)
Loans, net of allowance for loan losses	895,947	831,043
Customers' liability under acceptances	17,569	19,733
Investment in Schwab	8,907	8,088
Goodwill	18,602	17,656	$ 16,232
Other intangibles	2,771	2,303
Land, buildings, equipment, other depreciable assets, and right-of-use assets	9,434	9,400
Deferred tax assets	3,960	2,193
Amounts receivable from brokers, dealers, and clients	30,416	19,760
Other assets	29,505	25,302
Total assets	1,957,024	1,917,528
Liabilities
Trading deposits	30,980	23,805
Derivatives	71,640	91,133
Securitization liabilities at fair value	14,422	12,612
Financial liabilities designated at fair value through profit or loss	192,130	162,786
Deposits
Personal	626,596	660,838
Banks	31,225	38,263
Business and government	540,369	530,869
Total deposits, other than trading	1,198,190	1,229,970
Acceptances	17,569	19,733
Obligations related to securities sold short	44,661	45,505
Obligations related to securities sold under repurchase agreements	166,854	128,024
Securitization liabilities at amortized cost	12,710	15,072
Amounts payable to brokers, dealers, and clients	30,872	25,195
Insurance-related liabilities	7,605	7,468
Other liabilities	47,664	33,552
Subordinated notes and debentures	9,620	11,290
Equity	112,107	111,383
Total liabilities and equity	1,957,024	1,917,528
Off-balance sheet commitments
Total off-balance sheet commitments	343,481	295,303
Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	337,826	290,064
Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3,753	3,148
Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,902	2,091
Not later than one month [member]
Assets
Cash and due from banks	6,721	8,556
Interest-bearing deposits with banks	51,021	135,855
Trading loans, securities, and other	4,328	4,601
Non-trading financial assets at fair value through profit or loss		111
Derivatives	10,145	14,436
Financial assets designated at fair value through profit or loss	374	229
Financial assets at fair value through other comprehensive income	745	2,117
Debt securities at amortized cost, net of allowance for credit losses	1,221	2,333
Securities purchased under reverse repurchase agreements	96,372	113,845
Loans
Residential mortgages	1,603	672
Consumer installment and other personal	894	543
Business and government	37,656	33,836
Total loans	40,153	35,051
Loans, net of allowance for loan losses	40,153	35,051
Customers' liability under acceptances	14,804	16,002
Amounts receivable from brokers, dealers, and clients	30,181	19,719
Other assets	5,282	4,726
Total assets	261,347	357,581
Liabilities
Trading deposits	1,272	4,038
Derivatives	9,068	12,560
Securitization liabilities at fair value	2	36
Financial liabilities designated at fair value through profit or loss	48,197	18,718
Deposits
Personal	6,044	4,551
Banks	19,608	22,153
Business and government	25,663	34,236
Total deposits, other than trading	51,315	60,940
Acceptances	14,804	16,002
Obligations related to securities sold short	135	1,418
Obligations related to securities sold under repurchase agreements	95,102	118,278
Amounts payable to brokers, dealers, and clients	30,248	25,155
Insurance-related liabilities	328	146
Other liabilities	11,943	14,587
Total liabilities and equity	262,414	271,878
Off-balance sheet commitments
Total off-balance sheet commitments	22,351	19,336
Not later than one month [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	22,242	19,249
Not later than one month [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	109	87
Later than one month and not later than three months [member]
Assets
Interest-bearing deposits with banks	559	197
Trading loans, securities, and other	6,329	4,876
Derivatives	10,437	16,306
Financial assets designated at fair value through profit or loss	496	777
Financial assets at fair value through other comprehensive income	2,190	2,401
Debt securities at amortized cost, net of allowance for credit losses	4,020	3,607
Securities purchased under reverse repurchase agreements	23,939	15,050
Loans
Residential mortgages	2,616	2,327
Consumer installment and other personal	1,580	1,027
Business and government	10,058	7,398
Total loans	14,254	10,752
Loans, net of allowance for loan losses	14,254	10,752
Customers' liability under acceptances	2,760	3,712
Land, buildings, equipment, other depreciable assets, and right-of-use assets	8
Amounts receivable from brokers, dealers, and clients		41
Other assets	1,877	1,262
Total assets	66,869	58,981
Liabilities
Trading deposits	1,684	2,227
Derivatives	9,236	16,189
Securitization liabilities at fair value	498	1,245
Financial liabilities designated at fair value through profit or loss	30,477	21,893
Deposits
Personal	19,095	6,872
Banks	68	453
Business and government	16,407	17,779
Total deposits, other than trading	35,570	25,104
Acceptances	2,760	3,712
Obligations related to securities sold short	1,566	2,125
Obligations related to securities sold under repurchase agreements	10,225	6,553
Securitization liabilities at amortized cost	526	595
Amounts payable to brokers, dealers, and clients		40
Insurance-related liabilities	408	296
Other liabilities	9,845	2,417
Total liabilities and equity	102,795	82,396
Off-balance sheet commitments
Total off-balance sheet commitments	25,293	22,828
Later than one month and not later than three months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	24,178	22,494
Later than one month and not later than three months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	279	208
Later than one month and not later than three months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	836	126
Later than three months and not later than six months [member]
Assets
Interest-bearing deposits with banks		143
Trading loans, securities, and other	5,170	5,310
Non-trading financial assets at fair value through profit or loss	354	222
Derivatives	5,246	7,870
Financial assets designated at fair value through profit or loss	375	235
Financial assets at fair value through other comprehensive income	1,200	1,531
Debt securities at amortized cost, net of allowance for credit losses	4,073	7,082
Securities purchased under reverse repurchase agreements	25,127	17,977
Loans
Residential mortgages	5,860	5,585
Consumer installment and other personal	2,334	2,480
Business and government	13,850	10,693
Total loans	22,044	18,758
Loans, net of allowance for loan losses	22,044	18,758
Customers' liability under acceptances	5	16
Land, buildings, equipment, other depreciable assets, and right-of-use assets	6	2
Other assets	5,627	6,537
Total assets	69,227	65,683
Liabilities
Trading deposits	5,278	4,390
Derivatives	4,560	8,764
Securitization liabilities at fair value	345	216
Financial liabilities designated at fair value through profit or loss	37,961	52,501
Deposits
Personal	22,387	10,173
Banks	29	51
Business and government	24,487	10,095
Total deposits, other than trading	46,903	20,319
Acceptances	5	16
Obligations related to securities sold short	1,336	1,611
Obligations related to securities sold under repurchase agreements	7,255	2,382
Securitization liabilities at amortized cost	355	390
Insurance-related liabilities	437	439
Other liabilities	7,995	2,006
Total liabilities and equity	112,430	93,034
Off-balance sheet commitments
Total off-balance sheet commitments	26,616	22,731
Later than three months and not later than six months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	26,399	22,536
Later than three months and not later than six months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	214	177
Later than three months and not later than six months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	3	18
Later than six months and not later than nine months [member]
Assets
Trading loans, securities, and other	3,008	4,477
Non-trading financial assets at fair value through profit or loss	1,538	685
Derivatives	4,244	5,155
Financial assets designated at fair value through profit or loss	695	391
Financial assets at fair value through other comprehensive income	5,085	3,367
Debt securities at amortized cost, net of allowance for credit losses	16,218	14,706
Securities purchased under reverse repurchase agreements	5,082	9,745
Loans
Residential mortgages	10,575	9,122
Consumer installment and other personal	3,830	4,002
Business and government	14,886	10,854
Total loans	29,291	23,978
Loans, net of allowance for loan losses	29,291	23,978
Customers' liability under acceptances		3
Land, buildings, equipment, other depreciable assets, and right-of-use assets	8	2
Other assets	215	232
Total assets	65,384	62,741
Liabilities
Trading deposits	4,029	1,740
Derivatives	3,875	5,230
Securitization liabilities at fair value	1,215	447
Financial liabilities designated at fair value through profit or loss	42,792	45,442
Deposits
Personal	14,164	10,394
Business and government	11,819	17,173
Total deposits, other than trading	25,983	27,567
Acceptances		3
Obligations related to securities sold short	1,603	1,257
Obligations related to securities sold under repurchase agreements	1,185	545
Securitization liabilities at amortized cost	1,073	609
Insurance-related liabilities	344	439
Other liabilities	1,294	1,050
Total liabilities and equity	83,393	84,329
Off-balance sheet commitments
Total off-balance sheet commitments	21,886	19,764
Later than six months and not later than nine months [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	21,450	19,326
Later than six months and not later than nine months [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	197	234
Later than six months and not later than nine months [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	239	204
Later than nine months and not later than one year [member]
Assets
Trading loans, securities, and other	4,569	4,055
Non-trading financial assets at fair value through profit or loss	199
Derivatives	3,255	4,575
Financial assets designated at fair value through profit or loss	324	243
Financial assets at fair value through other comprehensive income	2,223	1,712
Debt securities at amortized cost, net of allowance for credit losses	3,480	4,678
Securities purchased under reverse repurchase agreements	4,148	3,240
Loans
Residential mortgages	14,181	9,115
Consumer installment and other personal	5,974	3,430
Business and government	16,964	14,245
Total loans	37,119	26,790
Loans, net of allowance for loan losses	37,119	26,790
Land, buildings, equipment, other depreciable assets, and right-of-use assets	14	2
Other assets	202	274
Total assets	55,533	45,569
Liabilities
Trading deposits	4,153	1,758
Derivatives	2,559	3,531
Securitization liabilities at fair value	391	899
Financial liabilities designated at fair value through profit or loss	32,473	23,331
Deposits
Personal	19,525	11,801
Banks		13
Business and government	9,658	8,234
Total deposits, other than trading	29,183	20,048
Obligations related to securities sold short	1,309	1,312
Obligations related to securities sold under repurchase agreements	1,335	188
Securitization liabilities at amortized cost	703	1,812
Insurance-related liabilities	329	481
Other liabilities	1,198	761
Total liabilities and equity	73,633	54,121
Off-balance sheet commitments
Total off-balance sheet commitments	22,387	18,265
Later than nine months and not later than one year [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	22,088	18,060
Later than nine months and not later than one year [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	204	205
Later than nine months and not later than one year [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	95
Later than one year and not later than two years [member]
Assets
Trading loans, securities, and other	13,226	12,910
Non-trading financial assets at fair value through profit or loss	1,664	4,071
Derivatives	11,724	10,622
Financial assets designated at fair value through profit or loss	838	610
Financial assets at fair value through other comprehensive income	9,117	6,415
Debt securities at amortized cost, net of allowance for credit losses	22,339	29,069
Securities purchased under reverse repurchase agreements	3,539	310
Loans
Residential mortgages	57,254	34,909
Consumer installment and other personal	27,166	19,635
Business and government	42,460	33,366
Total loans	126,880	87,910
Loans, net of allowance for loan losses	126,880	87,910
Land, buildings, equipment, other depreciable assets, and right-of-use assets	79	36
Other assets	155	74
Total assets	189,561	152,027
Liabilities
Trading deposits	6,510	4,181
Derivatives	8,345	9,413
Securitization liabilities at fair value	1,651	2,357
Financial liabilities designated at fair value through profit or loss	112	805
Deposits
Personal	17,268	12,801
Business and government	33,723	26,060
Total deposits, other than trading	50,991	38,861
Obligations related to securities sold short	5,471	6,691
Obligations related to securities sold under repurchase agreements	6,083	78
Securitization liabilities at amortized cost	2,180	2,724
Insurance-related liabilities	928	947
Other liabilities	918	1,725
Subordinated notes and debentures	196
Total liabilities and equity	83,385	67,782
Off-balance sheet commitments
Total off-balance sheet commitments	49,444	43,139
Later than one year and not later than two years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	47,826	41,357
Later than one year and not later than two years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	889	549
Later than one year and not later than two years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	729	1,233
Later than two years and not later than five years [member]
Assets
Trading loans, securities, and other	27,298	23,057
Non-trading financial assets at fair value through profit or loss	828	2,475
Derivatives	25,910	26,319
Financial assets designated at fair value through profit or loss	1,470	1,345
Financial assets at fair value through other comprehensive income	15,946	20,091
Debt securities at amortized cost, net of allowance for credit losses	116,165	106,919
Securities purchased under reverse repurchase agreements	1,083
Loans
Residential mortgages	168,475	181,763
Consumer installment and other personal	85,487	88,071
Business and government	96,952	89,367
Total loans	350,914	359,201
Loans, net of allowance for loan losses	350,914	359,201
Land, buildings, equipment, other depreciable assets, and right-of-use assets	573	525
Other assets	157	57
Total assets	540,344	539,989
Liabilities
Trading deposits	6,712	4,136
Derivatives	16,589	18,116
Securitization liabilities at fair value	6,945	4,675
Financial liabilities designated at fair value through profit or loss		96
Deposits
Personal	20,328	13,038
Banks	4	3
Business and government	74,300	63,392
Total deposits, other than trading	94,632	76,433
Obligations related to securities sold short	19,991	15,015
Obligations related to securities sold under repurchase agreements	746
Securitization liabilities at amortized cost	4,956	5,730
Insurance-related liabilities	1,369	1,482
Other liabilities	1,980	1,136
Subordinated notes and debentures		200
Total liabilities and equity	153,920	127,019
Off-balance sheet commitments
Total off-balance sheet commitments	168,255	142,525
Later than two years and not later than five years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	166,891	140,699
Later than two years and not later than five years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,364	1,316
Later than two years and not later than five years [member] | Unconsolidated structured entity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments		510
Later than five years [member]
Assets
Trading loans, securities, and other	25,677	23,051
Non-trading financial assets at fair value through profit or loss	1,351	2,133
Derivatives	16,421	18,590
Financial assets designated at fair value through profit or loss	1,246	1,209
Financial assets at fair value through other comprehensive income	29,845	28,721
Debt securities at amortized cost, net of allowance for credit losses	140,502	174,381
Securities purchased under reverse repurchase agreements	43,281
Loans
Residential mortgages	59,733	50,431
Consumer installment and other personal	34,183	30,056
Business and government	67,190	68,078
Total loans	161,106	148,565
Loans, net of allowance for loan losses	161,106	148,565
Land, buildings, equipment, other depreciable assets, and right-of-use assets	3,153	3,462
Other assets	64	72
Total assets	422,646	400,184
Liabilities
Trading deposits	1,342	1,335
Derivatives	17,408	17,330
Securitization liabilities at fair value	3,375	2,737
Deposits
Personal	51	31
Banks	1	3
Business and government	19,652	13,167
Total deposits, other than trading	19,704	13,201
Obligations related to securities sold short	11,971	13,146
Obligations related to securities sold under repurchase agreements	43,089
Securitization liabilities at amortized cost	2,917	3,212
Insurance-related liabilities	613	645
Other liabilities	4,226	4,660
Subordinated notes and debentures	9,424	11,090
Total liabilities and equity	114,069	67,356
Off-balance sheet commitments
Total off-balance sheet commitments	5,689	5,247
Later than five years [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	5,265	4,882
Later than five years [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	424	365
No specific maturity [member]
Assets
Interest-bearing deposits with banks	46,768	1,099
Trading loans, securities, and other	62,485	61,389
Non-trading financial assets at fair value through profit or loss	1,406	1,249
Financial assets at fair value through other comprehensive income	3,514	3,320
Debt securities at amortized cost, net of allowance for credit losses	(2)	(1)
Securities purchased under reverse repurchase agreements	1,762
Loans
Residential mortgages	44
Consumer installment and other personal	56,106	56,908
Credit card	38,660	36,010
Business and government	26,512	33,552
Total loans	121,322	126,470
Allowance for loan losses	(7,136)	(6,432)
Loans, net of allowance for loan losses	114,186	120,038
Investment in Schwab	8,907	8,088
Goodwill	18,602	17,656
Other intangibles	2,771	2,303
Land, buildings, equipment, other depreciable assets, and right-of-use assets	5,593	5,371
Deferred tax assets	3,960	2,193
Amounts receivable from brokers, dealers, and clients	235
Other assets	15,926	12,068
Total assets	286,113	234,773
Liabilities
Financial liabilities designated at fair value through profit or loss	118
Deposits
Personal	507,734	591,177
Banks	11,515	15,587
Business and government	324,660	340,733
Total deposits, other than trading	843,909	947,497
Obligations related to securities sold short	1,279	2,930
Obligations related to securities sold under repurchase agreements	1,834
Amounts payable to brokers, dealers, and clients	624
Insurance-related liabilities	2,849	2,593
Other liabilities	8,265	5,210
Equity	112,107	111,383
Total liabilities and equity	970,985	1,069,613
Off-balance sheet commitments
Total off-balance sheet commitments	1,560	1,468
No specific maturity [member] | Credit and liquidity commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	1,487	1,461
No specific maturity [member] | Other commitments [member]
Off-balance sheet commitments
Total off-balance sheet commitments	$ 73	$ 7